Taxation - Summary of Deferred Tax Assets And Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Deferred tax assets	€ 523	€ 570
Beginning balance, Deferred tax liabilities	(2,184)	0
Beginning balance, Net deferred tax assets	(1,661)	570
Recognition of losses	257	(87)
Acquisitions / divestments	0	(3,043)
Movements of temporary differences	662	899
Recognition of tax credits	0	0
Ending Balance, Deferred tax assets	807	523
Ending Balance, Deferred tax liabilities	(1,549)	(2,184)
Ending Balance, Net deferred tax assets	€ (742)	€ (1,661)